Revenue and Segment Analysis - Summary of Analysis of Revenue by Geographical Origin (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Revenue	£ 7,110	£ 7,874	£ 7,492	£ 7,341	£ 6,889
North America [member]
Disclosure Of Geographical Areas [Line Items]
Revenue	4,192	4,308	4,013
Europe [member]
Disclosure Of Geographical Areas [Line Items]
Revenue	2,436	2,832	2,790
Rest of world [member]
Disclosure Of Geographical Areas [Line Items]
Revenue	£ 482	£ 734	£ 689